INTANGIBLE ASSETS - Schedule of Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 3,102
Ending Balance	3,238	$ 3,102
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(1,105)	(870)
Amortization	(73)	(132)
Foreign currency translation	(60)	(103)
Ending Balance	$ (1,238)	$ (1,105)